Debt - Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Principal Outstanding	$ 2,522,921	$ 2,390,689
Unamortized debt issuance cost	(25,938)	(27,141)
Total	2,496,983	2,363,548
Short-term debt	10,190	10,190
Non-current debt	$ 2,486,793	$ 2,353,358